united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/14

Item 1. Reports to Stockholders.

EQUINOX FUNDS TRUST

EQUINOX BH-DG STRATEGY FUND
EQUINOX CHESAPEAKE STRATEGY FUND
EQUINOX CRABEL STRATEGY FUND

ANNUAL REPORT
SEPTEMBER 30, 2014

1-888-643-3431

WWW.EQUINOXFUNDMANAGEMENT.COM

DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

EQUINOX ALTERNATIVE STRATEGY PLATFORM
Annual Letter to Shareholders for the year ended September 30, 2014

Five Equinox single-CTA strategy funds (the “Funds”) were on the Equinox Alternative Strategy Platform (“EASP”) on September 30, 2014, the end of the prior fiscal year 1.

The EASP Funds’ investment objective is to seek long-term capital appreciation, which they pursue by investing (a) directly or (b) indirectly through their wholly-owned subsidiaries, in a combination of

(i)
trading companies that employ the managed futures programs of a single commodity trading advisor (“CTA”) registered with the US Commodity Futures Trading Commission, and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of said CTA2; and

(ii)	a fixed-income portfolio.

PERFORMANCE OF THE EASP FUNDS
(10/1/2013 to 9/30/2014)

		12 MO	INCEPTION-
		RETURN	TO-DATE
		(10/1/13-	CUMULATIVE	INCEPTION
NAME	TICKER	9/30/14)	RETURN	DATE
Equinox BH-DG Strategy Fund – I	EBHIX	N/A	2.90% 3	12/31/2013
Equinox Chesapeake Strategy Fund – I	EQCHX	39.64%	31.40%	9/10/2012
Equinox Crabel Strategy Fund – I	EQCRX	10.04%	-6.80%	3/7/2013

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

Performance displayed represents past performance, which is no guarantee of future results. Total returns reflect the reinvestment of all dividends.

Returns of the Class I Shares are shown in the Table above, for the previous fiscal year as applicable, and for the period since inception. Chesapeake’s “classic” trend-following program had a very

1 The Equinox Campbell Strategy Fund is not included in this exposition, as it is discussed separately. The Equinox BlueCrest Strategy Fund is not included in this exposition because it does not have a 9/30 fiscal year end.

2 A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool. Please see each Fund’s Prospectus for a detailed description of the individual CTA trading programs.

3 Total retun for periods of less than one year are not annualized. The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.

47 Hulfish Street, Suite 510, Princeton, NJ 08542

strong positive year, and is now up more than 27% since inception. Crabel, a very short-term trading program, also had a very good year, although it is still negative since inception. BH-DG, which can be classified primarily as a medium-term trend-following program, has had positive performance since inception. Given the diversity of these CTA programs, this divergence in performance is not too surprising. What is clear, however, is that the market climate for managed futures in general has exhibited what we believe is a fairly dramatic turnaround during the last year or so.

MARKET COMMENTARY AND OUTLOOK

After the challenges of the previous two years, this last year was generally much more satisfactory. While the “risk on, risk off” climate that prevailed during much of 2011 and 2012 seemed to be ending in early 2013, CTAs were surprised by the events of the summer of 2013, which was for many one of the worst quarters in their history. Fortunately, the views we had expressed at this time last year turned out to be correct, and the current year has seen markets revert to more “normal” conditions, with fundamental economic forces making their presence felt, with the result that price discovery and trends appear to have returned to markets. This is readily apparent from the performance of the EASP Funds shown and discussed earlier.

Almost six years into the current bull market run, market professionals continue to express the view that the bull market in equities may not be sustainable. So far, they have been proven wrong. Forecasters of interest rates, who have been calling for higher rates for at least the last couple of years, have also been off the mark – so far. Of course, it is true that all asset classes do inevitably go through cycles, but it is increasingly clear that both investors and pundits appear to be equally inept at predicting the future. On the other hand, managed futures, as an asset class, does not generally seek to predict trends or call market tops and bottoms, which is one of the factors responsible for its long-term historical track record.

Although all of the Funds have been in operation for less than three years, the CTA programs accessed by the EASP Funds have significantly longer track records. Historically, they have offered useful diversification benefits, along with what we view as attractive risk-adjusted long-term returns over multiple market cycles. In our opinion, the Funds and the managed futures asset class should continue to offer these potential benefits in the future. The macro environment is still challenging and the outlook for markets remains fraught with uncertainty. Some of the risks we perceive on the horizon for the coming year include: the midterm elections in the US, the slowing global economy, and continuing geopolitical tensions in various parts of the world. Given these risks, market volatility could become significantly higher than it has been during the last several years.

Difficult market conditions, the prevailing climate of economic and geopolitical uncertainty, and the unpredictable nature of financial markets pose serious challenges for investors and investment professionals. As always, we encourage investors to focus on holding a portfolio that contains a strategic mix of traditional assets and alternative asset classes, appropriate for their long-term goals. A well-balanced portfolio may display lower volatility, while also affording opportunities for

47 Hulfish Street, Suite 510, Princeton, NJ 08542

potential long-term growth. Given their diversity of trading styles, we believe that the Funds, separately or combined, could play an important role in such a portfolio.

DEFINITIONS

A Commodity Trading Advisor (“CTA”) is a trader who may invest in more than 150 global futures markets. They seek to generate profit in both bull or bear markets, due to their ability to go long (buy) futures positions, in anticipation of rising markets, or go short (sell) futures positions, in anticipation of falling markets.

Discretionary Trading is a trading approach that uses fundamental analysis of underlying economic factors.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

EASP879-142 / 5354-NLD-11/04/2014

47 Hulfish Street, Suite 510, Princeton, NJ 08542

Equinox BH-DG Strategy Fund
PORTFOLIO REVIEW
September 30, 2014 (Unaudited)

The Fund’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

Start of Performance ** -
September 30, 2014
Equinox BH-DG Strategy Fund
Class I	2.90%
Barclays BTOP50 Index ***	4.04%
S&P 500 Total Return Index +	8.34%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the December 31, 2013 prospectus, the Fund’s total annual operating net expense ratio is 1.14%. For performance information current to the most recent month-end please call 1-888-643-3431.

** Start of performance is December 31, 2013.

*** The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
100.0%

Equinox Chesapeake Strategy Fund
PORTFOLIO REVIEW (As Restated)
September 30, 2014 (Unaudited)

The Fund’s performance figures* for the year ended September 30, 2014, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2014
Equinox Chesapeake Strategy Fund
Class I	39.64%	14.21%
Barclays BTOP50 Index ***	7.32%	2.63%
S&P 500 Total Return Index +	19.73%	44.20%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the February 1, 2014 prospectus, the Fund’s total annual operating net expense ratio is 1.14%. For performance information current to the most recent month-end please call 1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Short Term Investments	69.3%
Other/Cash & Cash Equivalents Less Liabilities	30.7%
100.0%

Equinox Crabel Strategy Fund
PORTFOLIO REVIEW
September 30, 2014 (Unaudited)

The Fund’s performance figures* for the year ended September 30, 2014, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2014
Equinox Crabel Strategy Fund
Class I	10.04%	(4.39)%
Barclays BTOP50 Index ***	7.32%	1.76%
S&P 500 Total Return Index +	19.73%	19.33%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the February 1, 2014 prospectus, the Fund’s total annual operating net expense ratio is 1.10%. For performance information current to the most recent month-end please call 1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is March 7, 2013.

*** The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Short Term Investments	53.7%
Other/Cash & Cash Equivalents Less Liabilities	46.3%
100.0%

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2014

Value
TOTAL INVESTMENTS - 0.0% (Cost - $0)	$—
OTHER ASSETS AND LIABILITIES - NET - 100.0%	15,381
TOTAL NET ASSETS - 100.0%	$15,381

SWAP CONTRACT +	Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Diversified Program of Brevan Howard Capital
Corporation (“Brevan Howard”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Brevan Howard that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on December 31, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides an annual fee of
0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $15,000)

$463
Total Net Unrealized Gain on Swap Contract	$463

+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (As Restated)
September 30, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 69.3%
	MONEY MARKET FUNDS - 4.4%
201,057	Goldman Sachs U.S. Liquidity Fund * +	$201,057
2	Goldman Sachs U.S. Liquidity Fund * +	2
344,106	JP Morgan U.S. Dollar Liquidity Fund * +	344,106
3	JP Morgan U.S. Dollar Liquidity Fund * +	3
	TOTAL MONEY MARKET FUNDS (Cost - $545,168)	545,168

Principal		Coupon Rate
Amount		(%)(a)	Maturity
	U.S. TREASURY SECURITIES - 64.9%
$4,000,000	United States Treasury Bill	0.045	3/5/2015	3,999,373
2,000,000	United States Treasury Bill	0.093	4/2/2015	1,999,556
2,000,000	United States Treasury Bill	0.016	12/26/2014	1,999,809
	TOTAL U.S. TREASURY SECURITIES (Cost $7,998,738)			7,998,738

TOTAL SHORT-TERM INVESTMENTS (Cost $8,543,906)	8,543,906

TOTAL INVESTMENTS - 69.3% (Cost - $8,543,906) (b)	$8,543,906
OTHER ASSETS AND LIABILITIES - NET - 30.7%	3,790,616
TOTAL NET ASSETS - 100.0%	$12,334,522

(a)	Represents discount rate at the time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,543,906.

SWAP CONTRACT +	Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Diversified Program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value
$9,565,000)
$2,721,191
Total Net Unrealized Gain on Swap Contract	$2,721,191

*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUNDS - 0.1%
650	Goldman Sachs U.S. Liquid Reserve Fund *+	$650
650	JP Morgan U.S. Dollar Liquidity Fund *+	650
	TOTAL MONEY MARKET FUNDS (Cost $1,300)	1,300

Principal Amount		Coupon Rate (%)(a)	Maturity
	U.S. TREASURY SECURITIES - 53.6%
	United States Treasury Bill	0.006	10/23/2014	374,996
$375,000	United States Treasury Bill	0.019	12/26/2014	374,964
375,000	TOTAL SHORT-TERM INVESTMENTS (Cost $749,960)			749,960

TOTAL SHORT-TERM INVESTMENTS (Cost $751,260)	751,260

TOTAL INVESTMENTS - 53.7% (Cost - $751,260)(a)	$751,260
OTHER ASSETS AND LIABILITIES - NET - 46.3%	646,550
TOTAL NET ASSETS - 100.0%	$1,397,810

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $751,260.

SWAP CONTRACT +	Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the managed futures program of Crabel Trading Company (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $1,376,900)
$38,364
Total Net Unrealized Gain on Swap Contract	$38,364

*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2014

			Chesapeake
	BH-DG		Strategy Fund	Crabel
	Strategy Fund		(As Restated)	Strategy Fund
ASSETS
Investment securities:
At cost	$—		$8,543,906	$751,260
At fair value	$—		$8,543,906	$751,260
Cash	41,337		2,868,441	409,715
Cash held at broker	2,500	(1)	—	221,500 (1)
Unrealized appreciation on swap contract	463		2,721,191	38,364
Receivable for Fund shares sold	—		835	—
Receivable for swap	—		25,704	—
Receivable due from swap counterparty	—		70,287	—
Receivable due from Advisor	12,391		1,414	7,397
Prepaid expenses & other assets	14		7,231	6,912
TOTAL ASSETS	56,705		14,239,009	1,435,148

LIABILITIES
Advance on unrealized swap appreciation	—		1,840,000	—
Due to broker - swap contract	—		1,737	390
Fees payable to other affiliates	7,084		930	5,221
Accrued expenses and other liabilities	34,240		61,820	31,727
TOTAL LIABILITIES	41,324		1,904,487	37,338
NET ASSETS	$15,381		$12,334,522	$1,397,810

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$15,000		$9,642,393	$1,367,558
Accumulated net investment loss	(82)		(108,451)	(4,222)
Accumulated net realized gain (loss) on investments
and swap contracts	—		79,389	(3,890)
Net unrealized appreciation (depreciation) on
investments and swap contracts	463		2,721,191	38,364
NET ASSETS	$15,381		$12,334,522	$1,397,810

Net Asset Value Per Share:

Class I Shares:
Net Assets	$15,381		$12,334,522	$1,397,810
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,495		938,379	149,903
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$10.29		$13.14	$9.32

(1)	This balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2014

		Chesapeake
	BH-DG	Strategy Fund	Crabel
	Strategy Fund +	(As Restated)	Strategy Fund
INVESTMENT INCOME
Dividends	$—	$—	$53
Interest	—	1,300	—
TOTAL INVESTMENT INCOME	—	1,300	53

EXPENSES
Accounting services fees	34,875	41,620	41,033
Audit fees	32,999	37,258	25,500
Registration fees	13,650	30,494	21,566
Custodian fees	3,315	5,117	5,260
Legal fees	2,409	15,575	4,280
Administrative services fees	952	8,121	1,810
Compliance officer fees	1,876	2,196	127
Printing and postage expenses	1,113	2,220	1,101
Trustees fees and expenses	4	1,154	119
Transfer agent fees	800	4,012	2,042
Investment advisory fees	56	60,025	2,850
Other expenses	830	1,815	1,214
TOTAL EXPENSES	92,879	209,607	106,902

Less: Fees waived/reimbursed by the Advisor	(92,797)	(121,451)	(102,684)

NET EXPENSES	82	88,156	4,218
NET INVESTMENT GAIN (LOSS)	(82)	(86,856)	(4,165)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Swap contracts	—	92,491	(3,514)
Net change in unrealized appreciation on:
Swap contracts	463	2,726,586	41,024

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	463	2,819,077	37,510

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$381	$2,732,221	$33,345

+	The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

BH-DG
Strategy Fund +

Period Ended
September 30,
2014
FROM OPERATIONS
Net investment loss	$(82)
Net change in unrealized appreciation on
investments and swap contracts	463
Net increase in net assets resulting from operations	381

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	15,000
Net increase in net assets from shares of beneficial interest	15,000

TOTAL INCREASE IN NET ASSETS	15,381

NET ASSETS
Beginning of Period	—
End of Period*	$15,381
* Includes accumulated net investment loss of:	$(82)

SHARE ACTIVITY
Shares Sold	1,495
Net increase in shares of beneficial interest outstanding	1,495

+	The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Chesapeake		Crabel
	Strategy Fund (As Restated )		Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
FROM OPERATIONS
Net investment loss	$(86,856)	$(23,535)	$(4,165)	$(57)
Net realized gain (loss) from investments
and swap contracts	92,491	(13,102)	(3,514)	(376)
Net change in unrealized appreciation (depreciation) on
investments and swap contracts	2,726,586	(4,941)	41,024	(2,660)
Net increase (decrease) in net assets resulting from operations	2,732,221	(41,578)	33,345	(3,093)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	4,138,863	6,671,179	1,371,473	22,187
Payments for shares redeemed:	(136,352)	(1,039,344)	(22,482)	(4,620)
Net increase in net assets from shares of beneficial interest	4,002,511	5,631,835	1,348,991	17,567

TOTAL INCREASE IN NET ASSETS	6,734,732	5,590,257	1,382,336	14,474

NET ASSETS
Beginning of Period	5,599,790	9,533	15,474	1,000
End of Period*	$12,334,522	$5,599,790	$1,397,810	$15,474
* Includes accumulated net investment loss of:	$(108,451)	$(21,595)	$(4,222)	$(57)

SHARE ACTIVITY
Shares Sold	356,453	703,128	150,492	2,221
Shares Redeemed	(12,912)	(109,290)	(2,417)	(493)
Net increase in shares of beneficial interest outstanding	343,541	593,838	148,075	1,728

See accompanying notes to consolidated financial statements.

Equinox BH-DG Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Period Ended
	September 30, 2014 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)
Net realized and unrealized
gain on investments	0.37
Total from investment operations	0.29
Net asset value, end of period	$10.29
Total return (3)	2.90%
Net assets, at end of period (000’s)	$15
Ratio of gross expenses to average
net assets (4)	1241.12	% (5)
Ratio of net expenses to average
net assets	1.10	% (5)
Ratio of net investment loss
to average net assets	(1.10	)% (5)
Portfolio Turnover Rate	0	% (6)

(1)	The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (As Restated)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended	Year Ended	Period Ended
	September 30, 2014	September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period	$9.41	$9.53	$10.00
Activity from investment operations:
Net investment loss (2)	(0.12)	(0.06)	(0.05)
Net realized and unrealized
gain/(loss) on investments	3.85	(0.06)	(0.42)
Total from investment operations	3.73	(0.12)	(0.47)
Net asset value, end of period	$13.14	$9.41	$9.53
Total return (3)	39.64%	(1.36)%	(4.60)%
Net assets, at end of period (000’s)	$12,335	$5,600	$10
Ratio of gross expenses to average
net assets (4)(5)	2.62%	5.44%	1218.72	% (6)
Ratio of net expenses to average
net assets (5)	1.10%	1.10%	1.10	% (6)
Ratio of net investment loss
to average net assets (7)	(1.08)%	(0.68)%	(1.10	)% (6)
Portfolio Turnover Rate	0%	298%	0	% (8)

(1)	The Equinox Chesapeake Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended		Year Ended		Period Ended
	September 30, 2014		September 30, 2013		September 30, 2012 (1)
Net asset value, beginning of period	$8.47		$10.00		$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.06)		—
Net realized and unrealized
gain/(loss) on investments and swap contract (3)	0.95		(1.47)		—
Total from investment operations	0.85		(1.53)		—

Net asset value, end of period	$9.32		$8.47		$10.00
Total return (4)	10.04%		(16.39)%		0.00%
Net assets, at end of period (000’s)	$1,398		$15		$1
Ratio of gross expenses to average
net assets (5)	27.88%		1536.25%		4178.45	% (5)(8)
Ratio of net expenses to average
net assets	1.10%		1.10%		0.00	% (5)(8)
Ratio of net investment loss
to average net assets	(1.09	) %	(1.08	) % (7)	0.00	% (5)(7)
Portfolio Turnover Rate	0%		0%		0	% (6)

(1)	The Equinox Crabel Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)
September 30, 2014

1.           ORGANIZATION

The Equinox BH-DG Strategy Fund (“BH-DG Strategy”), Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”) and Equinox Crabel Strategy Fund (“Crabel Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds currently offer Class I (Institutional) Shares that are offered at net asset value. The investment objective of each Fund is to achieve long term capital appreciation.

Regarding the Chesapeake Strategy Fund and the “restated” financials it is suggested to the reader to read note 7 for further detail.

2.           SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Funds’ assets and liabilities measured at fair value:

BH-DG Strategy

Assets	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$463	$—	$463
Total	$—	$463	$—	$463

Chesapeake Strategy

	Level 1	Level 2	Level 3	Total
Money Market Funds	$545,168	$—	$—	$545,168
U.S. Treasuries Securities	7,998,738	—	—	7,998,738
Swap Contract	—	2,721,191	—	2,721,191
Total	$8,543,906	$2,721,191	$—	$11,265,097

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

Crabel Strategy
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,300	$—	$—	$1,300
U.S. Treasuries Securities	749,960	—	—	749,960
Swap Contract	—	38,364	—	38,364
Total	$751,260	$38,364	$—	$789,624

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities.

Consolidation of Subsidiaries – The consolidated financial statements of Equinox BH-DG Strategy Fund with Equinox BH-DG Strategy Fund Limited (“BH-DG-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”), and Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”) include the accounts of BH-DG CFC, ECS-CFC and ECRS-CFC, collectively the “CFCs”, as wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at September 30, 2014	% Of the Fund’s Total Net Assets at September 30, 2014
BH-DG-CFC	12/31/2013	$2,963	19.26%
ECS-CFC	4/19/2012	$1,450,326	11.76%
ECRS-CFC	3/8/2013	$260,775	18.66%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are Controlled Foreign Corporations and as such are not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2013) or expected to be taken on each Fund’s 2014 return. Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

To help to reduce counterparty risk on the Fund, the Advisor has the right to reduce the Funds exposure and remove cash from the Funds total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000, and may not exceed 40% of the Index exposure in total. The Fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap. As of September 30, 2014, Chesapeake Strategy Fund at the request of the Advisor had 1,840,000 in cash holdings as shown in the Funds statement of assets and liabilities under unrealized appreciation from the Funds total return swap with Deutsche Bank AG.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value of the swaps are recognized on trade date. Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

BH-DG-CFC, ECS-CFC, and ECRS-CFC maintain cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Consolidated Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety.

For the year ended September 30, 2014, the notional value, net change in unrealized appreciation/depreciation, and realized gain/losses from the swaps were as follows:

Fund	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ Loss	Notional
BH-DG-CFC	$463	$—	$15,000
ECS-CFC	2,726,586	92,491	9,565,000
ECRS-CFC	41,024	(3,514)	1,376,900

In addition, the agreement provides for an annual fee of $3,500 due to the counterparty for serving as a financial intermediary. The swap also provides for an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap.

The derivative instruments outstanding as of September 30, 2014 as disclosed in the consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized for swap contracts. During the year ended September 30, 2014, the Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2014.

EQUINOX BH-DG STRATEGY FUND

Assets					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Unrealized Appreciation on
Swap Contract	$463	(1)	$—	$463	$—	$463	(2)	$—
Total	$463		$—	$463	$—	$463		$—

(1) Gross unrealized appreciation and depreciation as presented in the tortfolio of Investments.
(2) The table above does not include additional cash collateral pledged to the counterparty. Additional cash collateral pledge as of September 30, 2014 was $2,037.

EQUINOX CHESAPEAKE STRATEGY FUND

Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Unrealized Appreciation on
Long Swap Contract	$2,721,191	(1)	$—	$2,721,191	$545,168	$—	$—
Total	$2,721,191		$—	$2,721,191	$545,168	$—	$—

(1) Gross unrealized appreciation and depreciation as presented in the tortfolio of Investments.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

EQUINOX CRABEL STRATEGY FUND

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Unrealized Appreciation on
Swap Contract	$38,364	(1)	$—	$38,364	$1,300	$37,064	(2)	$—
Total	$38,364		$—	$38,364	$1,300	$37,064		$—

(1) Gross unrealized appreciation and depreciation as presented in the tortfolio of Investments.
(2) The table above does not include additional cash collateral pledged to the counterparty. Additional cash collateral pledge as of September 30, 2014 was $184,436.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of September 30, 2014:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Unrealized appreciation on swap contract

Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized appreciation from open swap contracts

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

3.            INVESTMENT TRANSACTIONS

For the year ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Sales
BH-DG Strategy	$—	$—
Chesapeake Strategy	—	—
Crabel Strategy	—	—

4.     INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. An officer of the Funds is also an officer of GFS, and is not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.10%, per annum of each Fund’s average daily net assets. For the year ended September 30, 2014, the Advisor waived fees and reimbursed expenses as follows:

Fund
BH-DG Strategy	$92,797
Chesapeake Strategy	121,451
Crabel Strategy	102,684

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than 1.10%, of average daily net assets the Advisor shall be entitled to reimbursement by that Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.10% of average daily net assets for each share class. If fund operating expenses subsequently exceed 1.10% per annum of the average daily net assets, the reimbursements shall be suspended.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Fund	September 30, 2015	September 30, 2016	September 30, 2017
BH-DG Strategy	$—	$—	$92,979
Chesapeake Strategy	13,810	150,274	121,451
Crabel Strategy	18,610	81,498	102,684

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “Plan”), to pay for certain distribution activities and shareholder services. During the year ended September 30, 2014, the Funds did not pay distribution related charges pursuant to the Plan.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

5.           TAX COMPONENTS OF CAPITAL

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
BH-DG Strategy	$381	$—	$—	$—	$—	$—	$381
Chesapeake Strategy Fund	2,697,524	—	(5,395)	—	—	—	2,692,129
Crabel Strategy Fund	33,288	—	(3,036)	—	—	—	30,252

The difference between book basis and tax basis unrealized appreciation), accumulated net investment loss and accumulated net realized gain/(loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries.

6.            CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2014, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
BH-DG Strategy	Equinox Fund Management, LLC	100%
Chesapeake Strategy	Chesapeake Holding Co.	65%
Crabel Strategy	tershing, LLC (for the benefit of others)	62%

7.           RESTATEMENT AND SUBSEQUENT EVENTS

Subsequent to the issuance of its September 30, 2014 financial statements, the Equinox Chesapeake Strategy Fund received notification from DeutscheBank, the Swap Counterparty, that the management and incentive fees within the swap were calculated incorrectly from December 13, 2013 through February 18, 2015. The excess fees over the period caused the Fund to be undervalued. This resulted in a NAV error which compounded over the period to a maximum amount of $0.39 per share. DeutscheBank corrected the management and incentive fee calculation of the swap on February 19, 2015. In addition, on February 19, 2015 a receivable was added to the Consolidated Assets and Liabilities of the Fund to account for losses the Fund had taken due to subscription and redemption activity during the period. On March 6, 2015, the Fund’s transfer agent reprocessed redemption activity. The losses due to subscription activity and the reprocessed of redemption activity amounted to $219,330 which will be reimbursed by DeutscheBank. For the year ended September 30, 2014 the losses for reprocessed subscription and redemption activity amounted to $70,287.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

EQUINOX CHESAPEAKE STRATEGY FUND CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2014	PREVIOUSLY REPORTED	RESTATED
Unrealized appreciation on swap contract	$2,417,906	$2,721,191
Receivable due from swap counterparty	—	70,287
Accumulated net realized gain on
investments and swap contracts	9,102	79,389
Net unrealized appreciation on
investments and swap contracts	2,417,906	2,721,191
Class I Shares
Net Assets	$11,930,950	$12,334,522

EQUINOX CHESAPEAKE STRATEGY FUND CONSOLIDATED STATEMENTS OF OPERATIONS SEPTEMBER 30, 2014	PREVIOUSLY REPORTED	RESTATED
Net realized gain on swap contracts	$22,204	$92,491
Net change in unrealized appreciation on swap contracts	2,423,301	2,726,586
Net realized and unrealized gain on investments	2,445,505	2,819,077
Net increase in net assets resulting from operations	$2,358,649	$2,732,221

EQUINOX CHESAPEAKE STRATEGY FUND CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS SEPTEMBER 30, 2014	PREVIOUSLY REPORTED	RESTATED
Net realized gain from investments and on swap contracts	$22,204	$92,491
Net change in unrealized appreciation on investments and
swap contracts	2,423,301	2,726,586
Net increase in net assets resulting from operations	2,538,649	2,732,221
Total increase in net assets	6,361,160	6,734,732
Net Assets
End of Period	$11,960,950	$12,334,522

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (As Restated)(Continued)
September 30, 2014

EQUINOX CHESAPEAKE STRATEGY FUND CONSOLIDATED FINANCIAL HIGHLIGHTS SEPTEMBER 30, 2014	PREVIOUSLY REPORTED	RESTATED
Net realized and unrealized gain on on investments	$3.46	$3.85
Total from investment operations	3.34	3.73
Net asset value, end of period	12.75	13.14
Total Return	35.49%	39.64%
Net asset, at end of period (000’s)	11,961	12,335

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds
Trust and the Shareholders of Equinox BH-DG Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Equinox BH-DG Strategy Fund (the Fund), a separate series of the Equinox Funds Trust as of September 30, 2014, and the related consolidated statements of operations, changes in net assets and the financial highlights for the period from December 31, 2013 (commencement of operations) through September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equinox BH-DG Strategy Fund as of September 30, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 31, 2013 (commencement of operations) through September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
December 1, 2014

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds Trust and
the Shareholders of Equinox Chesapeake Strategy Fund

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated portfolio of investments of Equinox Chesapeake Strategy Fund (the Fund), a separate series of the Equinox Funds Trust as of September 30, 2014, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 19, 2012 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equinox Chesapeake Strategy Fund as of September 30, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 19, 2012 (commencement of operations) through September 30, 2012 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 7 to the consolidated financial statements, the accompanying September 30, 2014 consolidated financial statements have been restated to correct a misstatement.

/s/ McGladrey LLP

Denver, Colorado
December 1, 2014 (June 16, 2015 as to the effects of the restatement discussed in Note 7)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds Trust
and the Shareholders of Equinox Crabel Strategy Fund

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated portfolio of investments of Equinox Crabel Strategy Fund (the Fund), a separate series of the Equinox Funds Trust as of September 30, 2014, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 19, 2012 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equinox Crabel Strategy Fund as of September 30, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 19, 2012 (commencement of operations) through September 30, 2012 in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
December 1, 2014

Equinox Funds Trust
EXPENSE EXAMPLES
September 30, 2014 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
Actual	4/1/2014	9/30/2014	4/1/14 - 9/30/14	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,087.70	$5.76	1.10%
Chesapeake Strategy – Class I (as Restated)	1,000.00	1,190.20	6.04	1.10%
Crabel Strategy – Class I	1,000.00	1,026.40	5.59	1.10%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	Annualized
(5% return before expenses)	4/1/2014	9/30/2014	4/1/14 - 9/30/14	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,019.55	$5.57	1.10%
Chesapeake Strategy – Class I	1,000.00	1,019.55	5.57	1.10%
Crabel Strategy – Class I	1,000.00	1,019.55	5.57	1.10%

* Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Equinox Funds Trust
SUPPLEMENTAL INFORMATION
September 30, 2014 (Unaudited)
Independent Trustees

Name, Address and Year of Birth	Position(s) Held/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last Five Years
David P. Demuth 1945	Trustee Since December 2010	Consultant, CFO Consulting Partners, LLC from May 2006 to present.	6	None
Kevin R. Green 1954	Trustee Since December 2010	Founding Managing Director, TripleTree, LLC (investment banking consulting firm) from 1997 to present.	6	Director of BlueCross BlueShield of Minnesota (healthcare services).
Jay Moorin 1951	Trustee Since December 2010	Managing Partner, ProQuest Management, LLC from September 1998 to present.	6	Director of Novacea Inc. (pharmaceutical company; now Transcept Pharmaceuticals, Inc.) from May 2006 to October 2008.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last Five Years
Robert J. Enck 1962	Chairman, Trustee, President and Principal Executive Officer Since December 2010	President and Chief Executive Officer, Equinox Fund Management, LLC from March 2007 to present.	6	Executive Committee Member of The Frontier Fund (commodity pool).

Executive Officers

Name, Address and Year of Birth	Position(s) Held/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last Five Years
Vance J. Sanders 1967	Treasurer and Principal	Controller and Chief Technology Officer, Equinox Fund	N/A	N/A

Equinox Funds Trust
SUPPLEMENTAL INFORMATION (Continued)
September 30, 2014 (Unaudited)

	Financial Officer Since December 2010	Management (since 2008); Consultant
Philip Liu 1973	Secretary Since December 2010	General Counsel, Equinox Fund Management, LLC (since 2009); Sr. Vice President, HSBC Bank USA, N.A. from (2007 – 2009).	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 1978	Assistant Treasurer since August 2014	Assistant Vice President of Fund Administration, Gemini Fund Services, LLC (since 2011); Assistant Vice President of Fund Administration, BNY Mellon (2004- 2011).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Assistant Secretary Since December 2010
Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Senior Vice President of Legal Administration, Gemini Fund Services, LLC (2008-2011).
			N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti- Money Laundering Officer Since December 2010
General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003- 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003- 2011 and Senior Compliance Officer since 2011)
			N/A	N/A

* Each Trustee and Officer shall serve until death, resignation or removal.

** The term “Fund Complex” refers to the Equinox Funds Trust.

*** Directorships are held in a company with a class of securities registered pursuant to section 12 of the Securities Exchange Act or subject to the requirements of section 15(d) of the Securities Exchange Act or a company registered as an investment company under the 1940 Act.

Rev. August 2011
PRIVACY NOTICE

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL
INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	• Social Security number	 • Purchase History
	• Assets	• Account Balances
	• Retirement Assets	• Account Transactions
	 • Transaction History	• Wire Transfer Instructions
• Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’
personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Does Equinox
Funds Trust
Reasons we can share your personal information	share?	Can you limit this sharing?

For our everyday business purposes –
such as to process your transactions, maintain your
account(s), respond to court orders and legal	Yes	No
investigations, or report to credit bureaus

For our marketing purposes –	No	We don’t share
to offer our products and services to you

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes –	No	We don’t share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness

For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this	Equinox Funds Trust
notice?
What we do
How does Equinox	To protect your personal information from unauthorized access and use, we use
Funds Trust protect	security measures that comply with federal law. These measures include
my personal	computer safeguards and secured files and buildings.
information?
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox	We collect your personal information, for example, when you
Funds Trust collect my	• Open an account
personal information?	• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tells us who receives the money
• Show your government-issued ID
• Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all	Federal law gives you the right to limit only
sharing?	• Sharing for affiliates’ everyday business purposes – information about your creditworthiness
• Affiliates from using your information to market to you
• Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
• Equinox Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Fund Management, LLC
1775 Sherman Street, Suite 2500
Denver, CO 80203

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. (a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2014 – $ 67,500

2013 - $135,000

2012 – None

(b)	Audit-Related Fees

2014 - None

2013 - None

2012 – None

(c)	Tax Fees

2014 - $ 27,000

2013 - $ 54,000

2012 - $ 16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
2014 - None

2013 - None

2012 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

 2012     2013  2014

Audit-Related Fees: 0.00% 0.00% 0.00%

Tax Fees: 0.00% 0.00% 0.00%

All Other Fees: 0.00% 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 – None

2013 – None

2012 - None

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, President

Date 6/18/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, President

Date 6/18/15

By (Signature and Title)

/s/ Vance J. Sanders

Vance J. Sanders, Treasurer

Date 6/18/15